Consolidated Statement of Financial Position (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Right-of-use assets	$ 1,174,703	$ 1,072,737
Due from holding companies and related parties	390,000	110,000
Due to holding companies and related parties	$ 109,340,000	$ 59,710,000